INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets at December 31, 2015 and 2014 and related valuation reserves are presented below:

	December 31,
	2015	2014

Deferred tax assets:

Net operating loss carryforwards	$17,856,000	$17,721,000
Research and development tax credit carryforward	2,257,000	2,252,000
Charitable contribution carryforward	3,000	3,000
Accrued expenses and deferred revenue	565,000	164,000
Amortization	2,000	2,000
Depreciation	1,000	2,000
Non-cash share based compensation	1,083,000	1,044,000
	21,767,000	21,188,000
Less — valuation allowance	(21,767,000)	(21,188,000)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate at December 31, 2015 and 2014, due to the following:

	December 31,
	2015	2014

Federal tax benefit at statutory rate	$(1,782,000)	$(911,000)
State taxes	(285,000)	(146,000)
Change in fair value of derivative liabilities	1,336,000	400,000
Other permanent differences and other	98,000	124,000
Research and experimental tax credits	(8,000)	(20,000)
Change in valuation allowance	641,000	553,000
	$—	$—